LEASE RIGHT-OF-USE ASSET AND LEASE LIABILITIES	3 Months Ended	6 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2022	Jun. 30, 2022	Sep. 30, 2022	Dec. 31, 2021
Lease Right-of-use Asset And Lease Liabilities
LEASE RIGHT-OF-USE ASSET AND LEASE LIABILITIES

7. LEASE RIGHT-OF-USE ASSET AND LEASE LIABILITIES

As of December 1, 2021, the Company recognized approximately $36,362, lease liability as well as right-of-use asset for all leases (with the exception of short-term leases) at the commencement date. Initial lease liabilities are measured at present value of the sum of remaining rental payments as of December 1, 2021, with discounted rate of 5.60% adopted from CIMB Bank Berhad’s base lending rate as a reference for discount rate.

A single lease cost is recognized over the lease term on a generally straight-line basis. All cash payments of operating lease cost are classified within operating activities in the statement of cash flows.

The recognition of operating lease right and lease liability as follow:

Gross lease payable	$38,382
Less: imputed interest	(2,020)
Recognition as of December 1, 2021	$36,362

As of December 31, 2021 operating lease right of use asset as follow:

Initial recognition as of December 1, 2021	$36,362
Accumulated amortization	(1,464)
Foreign exchange translation gain	402
Balance as of December 31, 2021	$35,300

As of December 31, 2021, operating lease liability as follow:

Initial recognition as of December 1, 2021	$36,362
Less: gross repayment	(1,557)
Add: imputed interest	166
Foreign exchange translation gain	388
Balance as of December 31, 2021	$35,359
Less: lease liability current portion	(17,343)
Lease liability non-current portion	$18,016

For the period ended December 31, 2021, the amortization of the operating lease right of use asset is $1,464

As of March 31, 2022 operating lease right of use asset as follow:

Initial recognition as of December 1, 2021	$36,362
Accumulated amortization	(5,842)
Foreign exchange translation gain	178
Balance as of March 31, 2022	$30,698

As of March 31, 2022, operating lease liability as follow:

Balance as of January 1, 2022	$35,359
Less: gross repayment	(4,651)
Add: imputed interest	452
Foreign exchange translation loss	(224)
Balance as of March 31, 2022	$30,936
Less: lease liability current portion	(17,830)
Lease liability non-current portion	$13,106

For the three months ended March 31, 2022, the amortization of the operating lease right of use asset is $4,378

CATTHIS HOLDINGS CORP.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

For the three months ended March 31, 2022 and 2021 (Unaudited) and for the twelve months ended December 31, 2021 (Audited)

(Currency expressed in United States Dollars (“US$”), except for number of shares)

7. LEASE RIGHT-OF-USE ASSET AND LEASE LIABILITIES

A single lease cost is recognized over the lease term on a generally straight-line basis. All cash payments of operating lease cost are classified within operating activities in the statement of cash flows.

The recognition of operating lease right and lease liability as follow:

Gross lease payable	$38,382
Less: imputed interest	(2,020)
Recognition as of December 1, 2021	$36,362

As of December 31, 2021 operating lease right of use asset as follow:

Initial recognition as of December 1, 2021	$36,362
Accumulated amortization	(1,464)
Foreign exchange translation gain	402
Balance as of December 31, 2021	$35,300

As of December 31, 2021, operating lease liability as follow:

Initial recognition as of December 1, 2021	$36,362
Less: gross repayment	(1,557)
Add: imputed interest	166
Foreign exchange translation loss	388
Balance as of December 31, 2021	$35,359
Less: lease liability current portion	(17,343)
Lease liability non-current portion	$18,016

For the period ended December 31, 2021, the amortization of the operating lease right of use asset is $1,464

As of June 30, 2022 operating lease right of use asset as follow:

Initial recognition as of December 1, 2021	$36,362
Add: New lease begin on April 1, 2022	10,151
Accumulated amortization	(12,435)
Foreign exchange translation loss	(1,143)
Balance as of June 30, 2022	$32,935

As of June 30, 2022, operating lease liability as follow:

Balance as of January 1, 2022	$35,359
Add: New operating lease liability begin on April 1, 2022	10,151
Less: gross repayment	(11,432)
Add: imputed interest	955
Foreign exchange translation loss	(1,562)
Balance as of June 30, 2022	$33,471
Less: lease liability current portion	(25,600)
Lease liability non-current portion	$7,871

For the six months  ended June 30, 2022, the amortization of the operating lease right of use asset is $10,971.

CATTHIS HOLDINGS CORP.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

For the six months ended June 30, 2022 and 2021 (Unaudited) and for the twelve months ended December 31, 2021 (Audited)

(Currency expressed in United States Dollars (“USD”), except for number of shares)

7. LEASE RIGHT-OF-USE ASSET AND LEASE LIABILITIES

A single lease cost is recognized over the lease term on a generally straight-line basis. All cash payments of operating lease cost are classified within operating activities in the statement of cash flows.

The recognition of operating lease right and lease liability as follow:

Gross lease payable	$38,382
Less: imputed interest	(2,020)
Recognition as of December 1, 2021	$36,362

As of December 31, 2021 operating lease right of use asset as follow:

Initial recognition as of December 1, 2021	$36,362
Accumulated amortization	(1,464)
Foreign exchange translation gain	402
Balance as of December 31, 2021	$35,300

As of December 31, 2021, operating lease liability as follow:

Initial recognition as of December 1, 2021	$36,362
Less: gross repayment	(1,557)
Add: imputed interest	166
Foreign exchange translation loss	388
Balance as of December 31, 2021	$35,359
Less: lease liability current portion	(17,343)
Lease liability non-current portion	$18,016

For the period ended December 31, 2021, the amortization of the operating lease right of use asset is $1,464

CATTHIS HOLDINGS CORP.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

For the nine months ended September 30, 2022 and 2021 (Unaudited) and for the twelve months ended December 31, 2021 (Audited)

(Currency expressed in United States Dollars (“USD”), except for number of shares)

As of September 30, 2022 operating lease right of use asset as follow:

Initial recognition as of December 1, 2021	$36,362
Add: New lease begin on April 1, 2022	10,151
Accumulated amortization	(18,919)
Foreign exchange translation loss	(2,596)
Balance as of September 30, 2022	$24,998

As of September 30, 2022, operating lease liability as follow:

Balance as of January 1, 2022	$35,359
Add: New operating lease liability begin on April 1, 2022	10,151
Less: gross repayment	(18,189)
Add: imputed interest	1,353
Foreign exchange translation loss	(3,044)
Balance as of September 30, 2022	$25,630

Less: lease liability current portion	(22,621)
Lease liability non-current portion	$3,009

For the nine months ended 30 September, 2022, the amortization of the operating lease right of use asset is $17,455.

7. LEASE RIGHT-OF-USE ASSET AND LEASE LIABILITIES

As of December 1, 2021, the Company recognized approximately $36,362, lease liability as well as right-of-use asset for all leases (with the exception of short-term leases) at the commencement date. Initial lease liabilities are measured at present value of the sum of remaining rental payments as of December 1, 2021, with discounted rate of 5.60% adopted from CIMB Bank Berhad’s base lending rate as a reference for discount rate.

A single lease cost is recognized over the lease term on a generally straight-line basis. All cash payments of operating lease cost are classified within operating activities in the statement of cash flows.

The recognition of operating lease right and lease liability as follow:

Gross lease payable	$38,382
Less: imputed interest	(2,020)
Recognition as of December 1, 2021	$36,362

As of December 31, 2021 operating lease right of use asset as follow:

Initial recognition as of December 1, 2021	$36,362
Accumulated amortization	(1,464)
Foreign exchange translation gain	402
Balance as of December 31, 2021	$35,300

As of December 31, 2021, operating lease liability as follow:

Initial recognition as of December 1, 2021	$36,362
Less: gross repayment	(1,557)
Add: imputed interest	166
Foreign exchange translation gain	388
Balance as of December 31, 2021	$35,359
Less: lease liability current portion	(17,343)
Lease liability non-current portion	$18,016

For the period ended December 31, 2021, the amortization of the operating lease right of use asset is $1,464.